ARROW INVESTMENTS TRUST

6100 Chevy Chase Dr., Suite 100

Laurel, MD 20707

June 2, 2026

VIA ELECTRONIC TRANSMISSION

Securities & Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Attention: Filings - Rule 497(j)

Re:	Arrow Investments Trust Post-Effective Amendment No. 107 to the Registration Statement on Form N-1A (File No. 333-178164, CIK No. 0001527428)

Dear Sir/Madam:

This letter is being transmitted by means of electronic submission by Arrow Investments Trust (the "Trust"), on behalf of Arrow Reserve Capital Management ETF, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information of the Arrow Reserve Capital Management ETF that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 107 to the Trust's registration statement on Form N-1A (the "Amendment"). The text of the Amendment was filed electronically with the Securities and Exchange Commission on May 29, 2026 (Accession No. 0001580642-26-003365).

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265.

Very truly yours,

/s/ Timothy Burdick

Timothy Burdick

Secretary